N-CSR16.SUB
                                  FORM  N-CSR/A

   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES

Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/06

Date of reporting period:                            01/01/06 to 06/30/06


The registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 12, 2007 in order to restate certain financial disclosure information about The Valley Forge Fund, Inc. ("the Fund"). Additional information about such restatement is contained in Note 6 to the financial statements of the Fund.


Item 1. Report to Shareholders.

                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         June 30, 2006




Dear Shareholder:

Your Fund started 2006 at $8.89 per share. Results show that our net asset value per share closed at $8.97. This represents an increase in value of 0.8% the first half of this year as compared to the Dow Jones Industrial Average that increased 4.0%.

Our cash position has been increased from 16% to over 32% of our total assets to weather the turbulent market conditions that now exist. These liquid funds are earning over 4% interest while waiting for buying opportunities as they occur.

Financial figures for the six months ended June 30, 2006 are attached.



Respectfully submitted,


s/Bernard B. Klawans
President

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceeded or accompanied by an effective prospect-us. Nothing herein contained is to be considered an offer of sale or solicita-tion or an offer to buy shares of the Valley Forge Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and materi-al information.
                                     - 1 -


                            VALLEY FORGE FUND

                     UNAUDITED EXPENSES - JUNE 30, 2006


As a shareholder of the Fund, you incur ongoing costs that include management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in other mutual funds. It is based on a $1,000 investment made on January 1, 2006 that is held for the entire six-month period to June 30, 2006.

Actual Expenses: The first line of the following table provides actual values & expenses. Simply divide your account value on July 1, by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to cal-ulate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table pro-vides hypothetical account values & expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund's actual return. These hypothetical acount values and expenses may not be used for anything but comparison of ongoing costs of investing in this Fund with an assumed rate of return of 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any di-rect costs, such as wire or low balance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.

                    Beginning Account     Ending Account       Expenses Paid
                          Value                Value          During Period *
                     January 1, 2006       June 30, 2006     January 1, 2006 to
                                                                June 30, 2006
Actual                 $1,000.00             $1,008.00             $ 6.84
Hypothetical **        $1,000.00             $1,018.35               7.01

 * Expenses are equal to the Fund's annualized expense ratio of 1.38% multiplied by 181/365 to reflect the one=half year period.
 **  With a 5% return before expenses


                         TOP TEN HOLDINGS AND ASSET ALLOCATION

    Top Ten Holdings, % of Net Assets       Asset Allocation, % of Net Assets
    Time Warner Inc.             5.60     Basic Materials                   0.7
    Newell Rubbermaid Inc.       5.57     Communications                    8.0
    Federal Agri Mtg Corp.       5.34     Consumers                        28.9
    General Electric Corp.       5.32     Industrials                      14.2
    Cisco Systems                5.26     Manufacturing                     7.3
    Supervalu Inc.               4.96     Technology                        8.8
    Granger (W. W.)              4.05     Short Term Investments           32.1
    The Home Depot Incorporated  3.86     Other Assets Less Liabilities     0.0
    EMC Corporation              3.55                                     _____
    Comcast Corp. New Class A    3.53                                     100.0%
                                _____
                                47.04%
                                =====

 The above portfolio holdings are subject to change and are not recommendations of individual stocks.

                               VALLEY FORGE FUND

              UNAUDITED SCHEDULE OF INVESTMENTS - JUNE 30, 2006
COMMON STOCKS:                       67.9%           Shares               Value

 Basic Materials                      0.7%
  Coeur D'Alene Mines Corporation *                  13,000          $    62,530

 Communications                       8.0%
  ADC Telecommunications *                           12,000              202,320
  AT&T Corp.                                          7,794              217,380
  Comcast Corp. New Class A *                        10,000              327,400
                                                                     ___________
                                                                         747,100
 Consumers                           28.9%
  Federal Agic Mtg Corp. Class C Non Voting          17,900              495,830
  The Home Depot Incorporated, Inc.                  10,000              357,900
  Johnson & Johnson Corp.                             5,000              299,600
  Kimbery-Clark Corp                                  5,000              308,500
  Pep Boys - Manny, Moe & Jack                       20,000              234,600
  Supervalu Inc.                                     15,000              460,500
  Time Warner Inc.                                   30,000              519,000
                                                                     ___________
                                                                       2,675,930
 Industrials                         14.2%
  Duke Energy Corp.                                  10,000              293,700
  General Electric Company                           15,000              494,400
  Granger (W. W.) Inc.                                5,000              376,150
  Hercules Incorporated *                            10,000              152,500
                                                                      __________
                                                                       1,316,750
 Manufacturing                        7.3%
  Abitibi Consolidated (Canadian)                    60,000              164,400
  Newell Rubbermaid Inc.                             20,000              516,600
                                                                       _________
                                                                         681,000
 Technology                           8.8%
  Cisco Systems *                                    25,000              488,250
  EMC Corporation *                                  30,000              329,100
                                                                     ___________
                                                                         817,350
                                                                     ___________
   Total Common Stocks                     (Cost $ 6,915,122)        $ 6,300,660
                                                                     ___________

 SHORT-TERM INVESTMENTS:             31.8%
  Citizens Bank Money Market 4,00%                                     2,951,118
                                                                       _________
   Total Short-Term Investments            (Cost $2,951,118)         $ 2,951,118
                                                                     ___________
 TOTAL INVESTMENTS                   99.7% (Cost $9,866,240)           9,251,778
 Other Assets Less Liabilitits - Net  0.3 %                               25,002
                                                                     ___________
    NET ASSETS                      100.00%                          $ 9,276,780

                                                                     ===========
                       * Non-income producing during the period


    The accompanying notes are an integral part of these financial statements

                               VALLEY FORGE FUND
          UNAUDITED STATEMENT OF ASSETS & LIABILITIES - JUNE 30, 2006

Assets: Investments in securities at value (cost $ 9,866,240)       $ 9,251,778
  Cash and cash equivalents                                              10,386
  Dividends and interest receivable                                      14,616
                                                                    ___________
           Total Assets                                               9,276,780
                                                                    ___________

Liabilities:                                                                  0
                                                                    ___________

Net Assets:                                                         $ 9,276,780
                                                                    ===========
Composition of Net Assets:
  Common stock                                                      $     1,034
  Paid in capital                                                     9.701,530
  Accumulated undistributed net investment income                       188,678
  Net unrealized depreciation of investments                         (  614,462)
                                                                    ___________
   Net Assets:  (equivalent to $8.97 per share based on
                 1,034,023 shares outstading) (Note 4)              $ 9,276,780
                                                                    ===========


  UNAUDITED STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2006

Investment Income:
  Dividends: (net of foreign taxes of $364)                          $   50,944
  Interest                                                               30,165
  Other income                                                            1,540
                                                                     __________
    Total Income:                                                        82,649
                                                                     __________
Expenses:
  Investment advisory fee (Note 2)                                       47,756
  Printing and mailing expenses                                           1,511
  Non-interested directors' fees and expenses                             1,193
  Registration fees                                                       1,325
  Communications                                                            912
                                                                     __________
    Total expenses:                                                      52,697
                                                                     __________
Net Investment Income:                                               $   29,952
                                                                     __________
Realized and Unrealized Gain (Loss) From Investments:
  Net realized gain on investment securities                            115,477
  Net change in unrealized appreciation on investment securities       ( 57,026)
                                                                     __________
Net Realized and Unrealized Gain (Loss) from Investments:                58,451
                                                                     __________
Net Increase in Net Assets Resulting from Operations:                $   88,403
                                                                     ==========



   The accompanying notes are an integral part of these unaudited financial statements

             VALLEY FORGE FUND STATEMENTS OF CHANGES IN NET ASSETS
               SIX MONTHS ENDED JUNE 30, 2006 & YEAR ENDED 2005

                                                        06/30/06       12/31/05
                                                        Unaudited
Increase (Decrease) in Net Assets from Operations:
 Investment income - net                             $    29,952     $   51,985
 Net realized gain from investments                      115,477        138,874
 Unrealized appreciation (depreciation) of investments  ( 57,026)      (381,334)
                                                     ___________    ___________
  Net inc. (decrease) in net assets fron operations       88,403       (190,475)
                                                     ___________    ___________

 Distributions to shareholders                                 0       (190,847)
 Capital share transactions (Note 4)                    (321,723)      (178,648)
                                                     ___________    ___________
  Total increase (decrease)                             (233,320)      (559,970)

Net Assets:
 Beginning of period                                 $ 9,510,100    $10,070,070
                                                     ___________    ___________
 End of period                                       $ 9,276,780    $ 9,510,100
                                                     ===========    ===========

           UNAUDITED NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
& losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclass-ifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on in-vestment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.
                                      - 5 -



                                VALLEY FORGE FUND
      UNAUDITED NOTES TO FINANCIAL STATEMENTS (Continued) - JUNE 30, 2006

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets & liabilities & dis-closure of contingent assets & liabilities at the date of the financial state-ments & reported amounts of increases & decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Concentration of credit risk: The Company maintains its cash in bank deposit accounts at one financial institution. The balances, at times, may exceed depositor's insurance provided by the applicable guaranty agency.

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, pay-able monthly, for providing investment advice at an annual rate of 1% based on the average daily net assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $47,756 was paid for the six months ended June 30,2006. The Manager also provides transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President of the Fund.

In addition, the Manager engaged in teh following related party transactions during the period January 1, 2006 through June 30, 2006. The sole shareholder of the Manaager personally made various short-term loans to the Fund in order to assist the Fund in meeting redemption requests without having to sell portfolio investments. These loans were repaid without interest by the Fund. During the period January 1, 2006 through June 30, 2006 $27,000 of loans were made to the Fund and repaid to the sole shareholder of the Manager without interest.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2006 were $462,760 and $2,241,399 respectively. At June 30, 2006 net unrealized depreciation for Federal income tax puposes aggregated $614,462 of which $715,303 related to unrealized appreciation of securities and $1,329,765 related to unrealized depreciation of securities. The cost of investments at June 30, 2006 for Federal income tax purposes was $6,915,122 excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of June 30, 2006, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value plus paid-in capital equaled $9,702,564. Share transactions totaled:
                                    Six months ended 6/30/06     Year - 2005
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                              3,833  $  34,610     26,847  $ 235,573
Shares issued in dividend reinvestment       0          0     20,325    182,277
Shares redeemed                        (39,208)  (356,333)   (68,056)  (596,498)
                                       _________________________________________
Net increase (decrease)                (35,375) $(321,723)   (20,884) ($178,648)
                                       =========================================

5. FEDERAL INCOME TAXES - Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2006, the taxable components of distributable earnings were as follows:

               Undistributed ordinary income         $   85,307
               Uudistributed dividend income         $   48,944
               Undistributed long-term capital gain  $   54,427
               Undistributed depreciation            $ (614,462)

The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:
                                               2005         2004
            Ordinary income                 $  51,982     $ 74,427
            Long-term capital gain          $ 138,866     $ 68,941


6. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - The Fund's previously issued financial statements omitted disclosures in Note 1 regarding concentrations of credit risk and disclosures in Note 2 regarding related party transactions whereby the sole shareholder of the Manager made various short-term loans to the Fund in order to assist the Fund in meeting redemption requests without having to sell portfolio investments.

                               VALLEY FORGE FUND
                             FINANCIAL HIGHLIGHTS
          FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGH THE PERIOD

                                 Ended
                                06/30/06          Year Ended December 31
                               unaudited   2005    2004    2003    2002    2001
PER SHARE DATA:
Net Asset Value, Start of Year   $ 8.89  $ 9.24  $ 8.89  $ 7.18  $ 7.98  $ 7.00
Income from Investment Operations:
 Net Investment Income (**)        0.03    0.18    0.13    0.14    0.15    0.31
 Net Real & Unrealized Gain (Loss) 0.05   (0.35)   0.35    1.72   (0.78)   0.99
                                 _______________________________________________
  Total From Investment Ops.       0.08   (0.17)   0.48    1.86   (0.63)   1.30
Less Distributions                 0.00   (0.18)  (0.13)  <0.15>  (0.17)  (0.32)
                                ________________________________________________
Net Asset Value, End of Period   $ 8.97   $ 8.89  $ 9.24  $ 8.89  $ 7.18  $ 7.98
Total Return (***)                 0.09%  (1.84)%   5.40%  25.91% (7.89)% 18.57%

RATIOS TO AVERAGE NET ASSETS:
Expenses                          1.34%(*) 1.36%   1.22%   1.32%   1.24%   1.26%
Net Investment Income             0.31%    0.55%   0.69%   1.31%   2.30%   3.90%

SUPPLEMENTAL DATA:
Net Assets in Thousands          $ 9,277 $ 9,510 $10,070 $ 9,523 $ 7,334 $ 7,183
Portfolio Turnover Rate            6.02%  18.31%  14.99%  16.27%  43.10%  75.45%

     *    Annualized
     ** Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
     ***  Total return assumes reinvestment of dividends.

   The accompanying notes are integral parts of these financial statements


                        ADDITIONAL INFORMATION - UNAUDITED

PROXY VOTING GUIDLINES - The Fund's proxy voting policies and procedures, and in formation regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-800-548-1942 or by visiting the Securities and Exchange's ("SEC") website (http://www.sec.gov).

QUARTERLY PORTFOLIO SCHEDULE - The Fund now files a complete schedule of invest-ments with the SEC for the first and third quarters of each fiscal year on Form N-Q. These forms are available at the SEC's website (http://www.sec.gov) & may be reviewed at the SEC's Public Reference Room in Washington DC. Information on the operation of this Public Reference Room may be obtained by calling (1-800-732-0330)

BOARD OF DIRECTORS - The Fund's business and affairs are managed under the di-rection of Directors that are elected annually to serve for one year. Informa-tion pertaining to them is set forth below. The Statement of Additional Information published by thr Fund contains additional information about these Directors, and is available without charge by calling 1-800-548-1942. Each may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

                               VALLEY FORGE FUND
                   ADDITIONAL INFORMATION - UNAUDITED (continued)

 Name and Age       Position      Term  of Office       Principal        Other
                   with  Fund      and Length of        Occupation     Director-
                                    Time Served        Past 5 Years      ships
INTERESTED DIRECTORS & OFFICERS - *
Bernard B. Klawans  Director   Elected for One Year    President of       None
    Age 85          President  Served  Since Incep-    Valley Forge
                                tion 05/15/1973            Fund

Sandra K. Texter    Treasurer  Elected for One Year   System Analyst      None
    Age 56                         Served Since       Lockeed Martin
                                    01/30/2003

INDEPENDENT DIRECTORS:
Donald A. Peterson  Director   Elected for One Year   Program  Manager    None
    Age 66          and Board      Served Since       DRS Technologies
                    Chairman        08/15/1974

Victor J. Belanger  Director   Elected for One Year     Retired Chief     None
    Age 64                         Served Since         Financial Off
                                    08/18/1980         Linearizer Tech

Dr. James P. King   Director   Elected for One Year       President       None
    Age 73                     Served  Since Incep-   Desilube Tech Inc
                                 tion 05/15/1973

C. William Majer    Director   Elected for One Year        President      None
    Age 70                    Served Since  06/21/05     MajerPlus LTD

* "Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because his ownership of the Fund's Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans & Treasurer of the Fund

Item 2. Code of Ethics.

                                 CODE OF ETHICS
Pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 the Vally Forge Fund, (the "Fund"), hereby adopts the following Code of Ethics that applies to the Fund's principal executive, financial and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to

a) Honest and ethical conduct, including the sthical handling of actual or apparent conflicts of interest between personal and professional relationships;

b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c) Compliance with all applicable governmental laws, rules and regulations;

d) Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert.
The Fund is small and has had a flawless financial record since inception 35 years ago. The current principal executive officer has prepared all financial documents ever issued by the Fund, and has been doing so since the Fund's for-mation. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfacation with the reports he has received. Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent audits including those of the Fund's securities held in self custodianship in the past twenty years. He always reported satisfactory findings to the Board of Direct-ors. This 35 year record is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances unless the Fund should exceed 15 million in total assets.

Items 4-8. (Reserved)

Item 9. Controls and Procedures.
Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has provided excellent internal control procedures to pro-duce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Manage-ment Corporation that has acted as Transfer Agent "pro bono" to the Fund. He has provided the additional control of requiring the signatures of either the Treasurer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund.
Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.

Item 10. Exhibits.
   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. The Fund is small being under 15 million dollars in total assets. Mr. Klawans is the certifying officer of the Fund. The Board, in view of the small size of the Fund determined that the clean operation by him over the past 35 years, the continuing history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, made it unnecessary to have more certifying officers. Mr. Klawans therefore is respons-ible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the re-gistrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:
   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and
   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there are no changes in internal controls or other factors that signi-ficantly affect internal controls subsequent to the date our most recent evalua-tion, including any corrective actions with regard to significant deficiencies and material weaknesses.

   Date:                                                  06/30/06
                                                      /s/ Bernard B. Klawans
                                                          President

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              06/30/06